ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Schedule of accumulated other comprehensive income

RMB
Balance as of January 1, 2021	(68,440)
Foreign currency translation adjustments, net of tax of nil	(62,115)
Balance as of June 30, 2021 (unaudited)	(130,555)
Balance as of January 1, 2022	(207,882)
Foreign currency translation adjustments, net of tax of nil	382,981
Balance as of June 30, 2022 (unaudited)	175,099
Balance as of June 30, 2022, in US$ (unaudited)	26,142

RMB
Balance as of January 1, 2021	(68,440)
Foreign currency translation adjustments, net of tax of nil	(20,442)
Balance as of September 30, 2021 (unaudited)	(88,882)
Balance as of January 1, 2022	(207,882)
Foreign currency translation adjustments, net of tax of nil	797,123
Balance as of September 30, 2022 (unaudited)	589,241
Balance as of September 30, 2022, in US$ (unaudited)	82,834